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                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT

                                SUPPLEMENT TO THE

                 POLARIS ADVISOR III VARIABLE ANNUITY PROSPECTUS
                                DATED MAY 2, 2011

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Effective January 23, 2012, the Optional Combination HV & Roll-Up Death Benefit
will no longer be offered with prospectively issued contracts.



Dated:  January 23, 2012






                Please keep this Supplement with your Prospectus